Debt Securities - Summary of Results from Sales of Debt Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Gross proceeds	$ 32,740	$ 42,728	$ 39,652
Gross realized gains	17	0	137
Gross realized losses	(1,026)	(1,620)	(109)
Net realized gains (losses)	$ (1,009)	$ (1,620)	$ 28